Accrued Expenses and Other Current Liabilities - Narrative (Details)	3 Months Ended
Mar. 31, 2017
Minimum
Supplementary Insurance Information, by Segment [Line Items]
Financed insurance premium interest rate	1.79%
Maximum
Supplementary Insurance Information, by Segment [Line Items]
Financed insurance premium interest rate	5.00%